Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions

Unsecured debenture

On January 26, 2023, the Company issued a promissory note to Halo for a principal amount of $328,000 (the “Halo Note”). The Halo Note bears an interest rate of 7% per annum and has matured on June 25, 2023. If the amount payable is due, whether at stated maturity, by acceleration or otherwise, the overdue amount shall bear and accrue an interest rate of 1.25%. On July 25, 2023, the Company and Halo entered into a Note Conversion Agreement to convert and settle $360,960 of the total remaining outstanding balance, including accrued interest, under the Halo Note into 14,555 common shares of the Company at $24.80 per share (note 15).

During the year ended December 31, 2023, the Company received additional loans from Halo in the aggregate principal amount of $1,192,953. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment.

During the six months ended June 30, 2024, the Company received additional loans from Halo in the aggregate principal amount of $44,954. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment. In addition, the Company also made partial repayments amounting to $465,297. The Company recorded interest expense of $36,259 (2023 – $125,013) from these loans during the six months ended June 30, 2024. As of June 30, 2024, the outstanding balance, including accrued interest was $1,010,892 (December 31, 2023 – $1,420,963).

Transactions with Key Management Personnel

The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.

For the six months ended June 30,	2024	2023
Key Management Remuneration	$206,120	$299,382
Stock-based compensation	–	–
	$206,120	$299,382

The Key Management remuneration is included in Personnel Expenses in the Statement of Operations.

As of June 30, 2024, the Company has balances payable to related parties of $1,259,928 (December 31, 2023 – $2,255,522) as below:

a.	Included within accounts payable and accrued liabilities at June 30, 2024 is remuneration payable to key management totaling $193,272 (December 31, 2023 – $889,367), which includes amounts owing to the following current and former directors and officers of the Company:

●	current directors and officers:

i.	$15,979 owing to J Dhaliwal (December 31, 2023 – $99,501);

ii.	$2,303 owing to G Deol (December 31, 2023 – $nil);

iii.	$24,018 owing to K Field (December 31, 2023 – $81,384);

iv.	$120,731 owing to D Jenkins (December 31, 2023 – $81,384); and

v.	$17,587 owing to C Cooper (December 31, 2023 – $nil).

●	former directors and officers:

i.	$nil owing to H Singh (December 31, 2023 – $81,384);

ii.	$nil owing to K. Sidhu (December 31, 2023 – $375,445);

iii.	$12,654 owing to T Scott (December 31, 2023 – $85,733); and

iv.	$nil owing to Y. Liang (December 31, 2023 – $28,196).

b.	The former director and officer of RPK, Kiranjit Sidhu is also the owner of Catalyst Capital LLC (“Catalyst”).

i.	On November 14, 2022, the Company received a loan of £25,000 ($30,224) from Catalyst. The loan is unsecured and bears interest of £200 per week. The loan has matured on January 31, 2023 and is due on demand. Any unpaid amount is charged with late fees of £200 for each week the payment is late. During the six months ended June 30, 2024, the Company paid this loan in full as part of the debt settlement entered in April 2024. As of June 30, 2024, the loan balance including accrued interest was $nil (December 31, 2023 – $46,811).

ii.	On January 17, 2023, the Company received an additional loan of €45,000 ($48,666) from Catalyst. The loan is unsecured and bears interest of 0.75% per day, compounding daily. The loan has matured on February 1, 2023 and is due on demand. Any unpaid amount is charged with late fees of 1% compounding interest for each day the payment is late. During the year ended December 31, 2023, the lender has willingly forgone any interest arising from this loan. During the six months ended June 30, 2024, the Company paid this loan in full as part of the debt settlement entered in April 2024. As of June 30, 2024, the loan balance was $nil (December 31, 2023 – $49,664).

iii.	On January 23, 2023, the Company entered into an independent contractor agreement with Mr. Sidhu, pursuant to which, he agreed to provide services regarding the business operations, business development and strategic matters to the Company for $550,000. The payment for the services was settled by the issuance of 7,237 RSU converted to 7,237 common shares of the Company to Mr. Sidhu in January 2023.

iv.	On February 5, 2023, the Company entered into another independent contractor agreement with Mr. Sidhu, pursuant to which, he agreed to provide services regarding the business operations, business development, legal and strategic matters to the Company for $650,000. The payment for the services was partially settled by the issuance of 4,032 RSUs converted to 4,032 common shares in May 2023 and 3,518 RSUs converted to 3,518 common shares in July 2023. As of December 31, 2023, the balance of the payment is $350,395, and is recorded under due to related parties’ account. During the six months ended June 30, 2024, the Company paid this payable in full as part of the debt settlement entered in April 2024.

v.	On April 4, 2024, the Company entered into debt settlement agreement with Mr. Sidhu to settle up all amounts owing of $487,295, which includes outstanding loans and other consulting payables. Pursuant to the agreement, Mr. Sidhu agreed to accept $136,757 in full settlement of the outstanding debt. On April 10, 2024, the Company paid the agreed amounts and recognized a gain on debt settlement of $380,538 in the consolidated statements of loss and comprehensive loss.

c.	The Company has the following loans outstanding to 1248787 B.C. Ltd. (“1248787”), a company controlled by Jatinder Dhaliwal, a director of the Akanda:

i.	On August 18, 2023, the Company received a loan of C$24,000 ($17,714) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. As of June 30, 2024, the loan balance including accrued interest of $20,279 (December 31, 2023 – $19,306) remains outstanding.

ii.	On September 27, 2023, the Company received a loan of C$3,000 ($2,219) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. As of June 30, 2024, the loan balance including accrued interest of $2,492 (December 31, 2023 – $2,369) remains outstanding.

iii.	On October 13, 2023, the Company received a loan of C$40,000 ($29,258) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. As of June 30, 2024, the loan balance including accrued interest of $32,993 (December 31, 2023 – $31,346) remains outstanding.

d.	The Company has the following loans transactions with Halo, a company controlled by Katharyn Field, the executive director and interim CEO of the Akanda:

On January 26, 2023, the Company issued a promissory note to Halo for a principal amount of $328,000. The note bears an interest rate of 7% per annum and matured on June 25, 2023. During the year ended December 31, 2023, the Company entered into a note conversion agreement and settled this loan through the issuance of 14,555 common shares (note 15).

During the year ended December 31, 2023, the Company received additional loans from Halo in the aggregate principal amount of $1,192,953. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment.

During the six months ended June 30, 2024, the Company received additional loans from Halo in the aggregate principal amount of $44,954. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment. In addition, the Company also made partial repayments amounting to $465,297. The Company recorded interest expense of $36,259 (2023 – $125,013) from these loans during the six months ended June 30, 2024. As of June 30, 2024, the outstanding balance, including accrued interest was $1,010,892 (December 31, 2023 – $1,420,963).

e.	On April 24, 2024, Mr. Harvinder Singh resigned as an independent director of the Board of Directors of the Company. A Resignation and Mutual Release Agreement dated April 24, 2024 was entered between the Company and Mr. Singh, pursuant to which the Company agreed to pay Harvinder Singh a separation and release amount of $50,000. The Company has paid the amount in full on April 25, 2024. During the six months ended June 30, 2024, the Company recognized a gain on debt settlement of $49,009 in the consolidated statements of loss and comprehensive loss.

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.